EATON SHAREHOLDERS' EQUITY - Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pre-tax
Other Comprehensive Income (Loss), before Tax, Total	$ 208	$ (462)	$ (17)
After-tax
Other comprehensive income (loss) arising during the year, before reclassifications, after-tax	210
Amounts reclassified from Accumulated other comprehensive loss (income)	13
Net current-period Other comprehensive income (loss)	223	(436)	39
Currency translation and related hedging instruments
Pre-tax
Other comprehensive income (loss) arising during the year, before reclassifications, pre-tax	246	(358)	252
Amortization of gains on net investment hedges (amount excluded from effectiveness testing) reclassified to earnings, pre-tax	(15)	(15)	(12)
Other Comprehensive Income (Loss), before Tax, Total	231	(373)	241
After-tax
Other comprehensive income (loss) arising during the year, before reclassifications, after-tax	255	(355)	247
Amortization of gains on net investment hedges (amount excluded from effectiveness testing) reclassified to earnings, after-tax	(15)	(15)	(12)
Net current-period Other comprehensive income (loss)	240	(370)	235
Prior service credit (cost) arising during the year
Pre-tax
Other comprehensive income (loss) arising during the year, before reclassifications, pre-tax	(10)	1	0
After-tax
Other comprehensive income (loss) arising during the year, before reclassifications, after-tax	(7)	1	0
Pensions and other postretirement benefits
Pre-tax
Reclassification from AOCI, pre-tax	67	55	32
Other Comprehensive Income (Loss), before Tax, Total	(25)	(67)	(243)
After-tax
Amounts reclassified from Accumulated other comprehensive loss (income)	50	41	24
Net current-period Other comprehensive income (loss)	(18)	(49)	(185)
Net gain (loss) arising during the year
Pre-tax
Other comprehensive income (loss) arising during the year, before reclassifications, pre-tax	(27)	(141)	(246)
After-tax
Other comprehensive income (loss) arising during the year, before reclassifications, after-tax	(18)	(104)	(189)
Currency translation
Pre-tax
Other comprehensive income (loss) arising during the year, before reclassifications, pre-tax	(55)	18	(29)
After-tax
Other comprehensive income (loss) arising during the year, before reclassifications, after-tax	(43)	13	(21)
Cash flow hedges
Pre-tax
Other comprehensive income (loss) arising during the year, before reclassifications, pre-tax	29	(6)	63
Reclassification from AOCI, pre-tax	(27)	(16)	(78)
Other Comprehensive Income (Loss), before Tax, Total	2	(22)	(14)
After-tax
Other comprehensive income (loss) arising during the year, before reclassifications, after-tax	23	(5)	50
Amounts reclassified from Accumulated other comprehensive loss (income)	(22)	(12)	(61)
Net current-period Other comprehensive income (loss)	$ 1	$ (17)	$ (11)